Segment Information - Schedule of Revenues and Cost of Revenue by Segment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)		Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)		Dec. 31, 2022 CNY (¥)		Dec. 31, 2022 USD ($)
Revenue:
Workspace membership	¥ 68,558		$ 9,392	¥ 124,140		¥ 258,796
Marketing and branding services	97,411		13,345	237,373		287,453
Other services	8,655		1,186	27,890		31,561
Total revenue	174,624		23,923	389,403		577,810
Cost of revenue (excluding impairment loss)
Workspace membership	(74,065)		(10,147)	(141,462)		(339,088)
Marketing and branding services	(95,480)		(13,081)	(223,861)		(291,568)
Other services	(4,948)		(678)	(19,426)		(25,991)
Total cost of revenue (excluding impairment loss)	(174,493)	[1]	(23,906)	(384,749)	[1]	(656,647)	[1]
Operating expenses:
Impairment loss on long-lived assets and long-term prepaid expenses	(967)		(132)	(29,109)		(111,308)
Impairment loss on goodwill						(16,991)
Sales and marketing expenses	(4,231)			(13,573)		(26,343)
General and administrative expenses	(52,027)		(7,128)	(85,192)		(102,970)
Change in fair value of warrant liability	4,949		678	9,099		9,062		$ (2,756)
Change in fair value of put option liability				373		706
Loss from operations	(52,145)		(7,145)	(113,748)		(326,681)
Non-operating income/(expense):
Interest (expense)/income, net	(1,319)		(181)	1,707		(16,844)
Subsidy income	804		110	8,464		6,325
Impairment loss on long-term investments	(17,979)		(2,463)	(25,603)
Gain on disposal of long-term investments				6,370
Gain/(Loss) on disposal of subsidiaries	(607)		(83)	112,792		22,951
Other income, net	2,627		360	9,266		20,215
Gain/(Loss) from equity method investments	(483)		$ (66)	795
(Loss)/Income before income taxes and discontinued operations	(69,102)			43		(294,034)
Depreciation and amortization expenses	9,621			16,327		49,001
Workspace membership [Member]
Non-operating income/(expense):
Depreciation and amortization expenses	9,082			11,116		49,001
Marketing and branding services [Member]
Non-operating income/(expense):
Depreciation and amortization expenses
Other services [Member]
Non-operating income/(expense):
Depreciation and amortization expenses	¥ 539			¥ 5,211

[1]	A summary of depreciation and amortization expenses for the years presented is as follows: